Property, plant and equipment, net	12 Months Ended
Sep. 30, 2019
Property, plant and equipment, net
Property, plant and equipment, net

Note 5 — Property, plant and equipment, net

Property, plant and equipment, stated at cost less accumulated depreciation, consisted of the following:

	September 30,	September 30,
	2019	2018

Office equipment	$42,887	$39,755
Vehicles	65,741	68,307
Machinery and equipment	97,454	98,414
Leasehold improvements	155,746	117,645
Subtotal	361,828	324,121
Accumulated depreciation	(222,360)	(187,758)
Total	$139,468	$136,363

Depreciation expense was $43,240,  $24,886 and $21,939 for the years ended September 30, 2019, 2018 and 2017, respectively.